DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	$ 76	$ 69	$ 148	$ 132
Depreciation and amortization of real estate assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	66	59	131	116
Depreciation and amortization of non-real estate assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	$ 10	$ 10	$ 17	$ 16